Subordinated Debt - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Accrued interest	₸ 1	₸ 58
Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Accrued interest	₸ 3,179	₸ 3,508